Note 23 - Commitments and Contingencies	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
23.	Commitments and contingencies:

a)	Credit commitments:

The amount of credit related commitments represents the maximum amount of additional credit that the Bank could be obliged to extend. Under certain circumstances, the Bank may cancel loan commitments at its option. Letters of credit amounts are not necessarily indicative of the associated credit risk exposure as many of these arrangements are contracted for a limited period of usually less than one year and will expire or terminate without being drawn upon.

(thousands of Canadian dollars)
	2024	2023

Loan commitments	$635,433	$405,426
Letters of credit	65,671	75,963

	$701,104	$481,389

b)	Pledged assets:

In the ordinary course of business, assets are pledged against the off-balance sheet letters of credit and against outstanding derivatives in the amount of $14.0 million (2023 - $11.3 million).